Fixed Deposit - Schedule of Fixed Deposit (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fixed Deposit [Line Items]
Total	$ 6,906,766	$ 4,130,514	$ 9,916,308
Three-year bank deposit [Member]
Schedule of Fixed Deposit [Line Items]
Total	$ 6,906,766	$ 4,130,514	$ 9,916,308